Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Joint Ventures [Line Items]
Summary of Equity-accounted Investees	2025 2024 Interest in Westinghouse $ 2,671,846 $ 2,931,746 Interest in JV Inkai 315,280 286,710 Interest in Global Laser Enrichment LLC (GLE) - - $ 2,987,126 $ 3,218,456
Westinghouse Electric Company [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information income statement explanatory
2025 2024
Revenue from products and services $ 7,056,393 $ 5,902,993
Cost of products and services sold (4,640,948) (4,235,079)
Depreciation and amortization (782,112) (728,294)
Marketing, administrative and general expenses (848,993) (821,322)
Finance income 5,147 8,941
Finance costs (434,797) (459,567)
Other expense (244,972) (238,158)
Income tax recovery 7,678 124,717
Net earnings (loss) 117,396 (445,769)
Other comprehensive income 249,464 42,506
Total comprehensive income (loss) $ 366,860 $ (403,263)

Equity method investment summarized financial information balance sheet explanatory
2025 2024
Cash and cash equivalents $ 268,310 $ 255,589
Other current assets 2,665,145 2,737,164
Intangible assets 7,186,939 7,821,802
Goodwill 1,667,293 1,698,174
Non-current assets 3,126,447 3,113,031
Current portion of long-term debt (48,695) (44,576)
Other current liabilities (2,827,358) (2,751,396)
Long-term debt (4,682,928) (4,924,398)
Other non-current liabilities (2,049,246) (2,078,688)
Net assets $ 5,305,907 5,826,702
Net assets attributable to non-controlling interest (26,408) (25,127)
Net assets attributable to shareholders $ 5,279,499 $ 5,801,575
Cameco's share of net assets attributable to shareholders ( 49%) 2,586,955 2,842,772
Acquisition costs (a) 83,896 83,896
Impact of foreign exchange on acquisition costs 995 5,078
Carrying amount of interest in Westinghouse $ 2,671,846 2,931,746
(a) Cameco incurred acquisition costs that were denominated in US dollars. This amount was included in the cost of the investment and is remeasured every period.

Joint Venture Inkai LLP [Member]
Disclosure Of Joint Ventures [Line Items]
Equity method investment summarized financial information income statement explanatory
2025 2024
Revenue from products and services $ 891,786 $ 934,759
Cost of products and services sold (204,998) (147,103)
Depreciation and amortization (56,909) (57,739)
Finance income 5,482 3,010
Finance costs (520) (704)
Other expense (52,355) (13,453)
Income tax expense (116,555) (143,974)
Net earnings 465,931 574,796
Other comprehensive income - -
Total comprehensive income $ 465,931 $ 574,796

Equity method investment summarized financial information balance sheet explanatory
2025 2024
Cash and cash equivalents $ 46,266 $ 47,282
Other current assets 847,942 694,041
Non-current assets 325,363 307,801
Current liabilities (52,410) (42,368)
Non-current liabilities (23,463) (27,802)
Net assets 1,143,698 978,954
Cameco's share of net assets ( 40%) 457,479 391,582
Consolidating adjustments
(a)
(116,494) (93,365)
Fair value increment
(b)
74,643 77,992
Dividends declared but not received 7,209 9,760
Dividends in excess of ownership percentage
(c)
(109,064) (107,179)
Impact of foreign exchange 1,507 7,920
Carrying amount of interest in JV Inkai $ 315,280 $ 286,710
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.